Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Stoke acquisition) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 77,270	$ 11,240
Stoke Talent Ltd
Business Acquisition [Line Items]
Cash and cash equivalents	12,278
Intangible assets	1,160
Goodwill	56,367
Total acquired assets	106,754
Total assumed liabilities	(1,099)
Net assets acquired	105,655
Stoke Talent Ltd | Developed technology
Business Acquisition [Line Items]
Intangible assets	35,691
Stoke Talent Ltd | Customer relationships
Business Acquisition [Line Items]
Intangible assets	506
Stoke Talent Ltd | Trade name
Business Acquisition [Line Items]
Intangible assets	$ 752